Income Taxes (Tables)	12 Months Ended
Dec. 29, 2024
Income Taxes [Abstract]
Schedule of Loss from Continuing Operations Before Provision for Income Taxes

The Company’s loss from continuing operations before provision for income taxes for the fiscal years ended December 29, 2024 and December 31, 2023, was as follows (in thousands):

	Fiscal Year Ended
	December 29, 2024	December 31, 2023
Domestic	$(54,444)	$(94,222)
Foreign	-	(1,995)
Total	$(54,444)	$(96,217)

Schedule of Reconciliation of Federal Statutory Income Tax Rate to Our Effective Income Tax Rate

The following is a reconciliation of the Company’s income tax applied at the federal statutory income tax rate compared to the income tax provision in its consolidated statements of operations for continuing operations. Certain prior year amounts have been reclassified to conform to the current year presentation (in thousands):

	Fiscal Year Ended
	December 29, 2024	December 31, 2023
Statutory federal income tax	$(11,433)	$(20,206)
State income taxes, net of federal tax benefits	(2,444)	7,833
Stock compensation	1,102	637
Fair value adjustments	(980)	(5,540)
Nondeductible items	1,332	141
Debt extinguishment	(6,571)	2,171
Foreign earnings taxed at different rates	-	419
Forward purchase agreements	-	9,780
Effect of changes in tax rates	706	-
Prior year adjustments	2,058	-
Valuation allowance	16,171	3,145
Other	59	1,600
Tax Provision	$-	$(20)

Schedule of Deferred Tax Assets and Liabilities

Significant components of our deferred tax assets and liabilities are as follows. Certain prior year amounts have been reclassified to conform to the current year presentation (in thousands):

	As of
	December 29,	December 31,
	2024	2023
Deferred income tax assets
Net operating loss	$34,749	$17,957
Debt derivatives	24,591	-
Bad debt reserve	431	2,799
Stock based compensation	452	3,060
Lease liability	1,512	10
Other reserves	3,381	3,764
Interest expense carryover	7,005	5,503
Intangibles	1,279	32
Capitalized research and development	824	808
Other	3,336	5,827
Total	77,560	39,760
Valuation allowance	(55,714)	(38,407)
Net deferred tax assets	21,846	1,353
Deferred income tax liabilities
Convertible loan discount	(19,175)	(759)
Other	(2,671)	(594)
Total deferred tax liabilities	(21,846)	(1,353)
Net deferred tax assets	$-	$-

Schedule of Unrecognized Tax Benefits

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits (in thousands):

	Fiscal Year Ended
	December 29, 2024	December 31, 2023
Unrecognized tax benefits as of beginning of year	$53,153	$1,335
Increases related to prior year tax positions	-	5
Increases related to current year tax positions	-	51,813
Decreases related to prior year tax positions	(53,153)	-
Unrecognized tax benefits as of end of year	$-	$53,153